Taxes	12 Months Ended
Dec. 31, 2011
Taxes
Taxes

Note N.

Taxes

($ in millions)

For the year ended December 31:	2011	2010	2009
Income before income taxes
U.S. operations	$9,716	$9,140	$9,524
Non-U.S. operations	11,287	10,583	8,614
Total income before income taxes	$21,003	$19,723	$18,138

The provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended December 31:	2011	2010	2009
U.S. operations	$2,141	$2,000	$2,427
Non-U.S. operations	3,007	2,890	2,286
Total provision for income taxes	$5,148	$4,890	$4,713

The components of the provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended December 31:	2011	2010	2009
U.S. federal
Current	$268	$190	$473
Deferred	909	1,015	1,341
	1,177	1,205	1,814
U.S. state and local
Current	429	279	120
Deferred	81	210	185
	510	489	305
Non-U.S.
Current	3,239	3,127	2,347
Deferred	222	69	247
	3,461	3,196	2,594
Total provision for income taxes	5,148	4,890	4,713
Provision for social security, real estate, personal property and other taxes	4,289	4,018	3,986
Total taxes included in net income	$9,437	$8,908	$8,699

A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate is as follows:

($ in millions)

For the year ended December 31:	2011	2010	2009
Statutory rate	35%	35%	35%
Foreign tax differential	(10)	(10)	(9)
State and local	2	2	1
Other	(2)	(2)	(1)
Effective rate	25%	25%	26%

The significant components reflected within the tax rate reconciliation above labeled “Foreign tax differential” include the effects of foreign subsidiaries’ earnings taxed at rates other than the U.S. statutory rate, foreign export incentives, U.S. tax impacts of non-U.S. earnings repatriation and any net impacts of intercompany transactions. These items also reflect audit settlements or changes in the amount of unrecognized tax benefits associated with each of these items.

In the second quarter of 2011, the company reached agreement with the Internal Revenue Service (IRS) related to the valuation of certain intellectual property within the 2004-2005 and 2006-2007 audit periods. The agreement resolved all open matters for the period 2004 though 2007 with the IRS. As a result, the company recorded a benefit to the provision for income taxes of $173 million.

In the fourth quarter of 2011, the IRS commenced its audit of the company’s U.S. tax returns for the years 2008 through 2010.

The effect of tax law changes on deferred tax assets and liabilities did not have a material impact on the company’s effective tax rate.

The significant components of deferred tax assets and liabilities that are recorded in the Consolidated Statement of Financial Position were as follows:

Deferred Tax Assets

($ in millions)

At December 31:	2011	2010
Retirement benefits	$5,169	$4,131
Share-based and other compensation	1,598	1,570
Domestic tax loss/credit carryforwards	914	948
Deferred income	834	1,080
Foreign tax loss/credit carryforwards	752	758
Bad debt, inventory and warranty reserves	608	564
Depreciation	474	470
Capitalized research and development	70	291
Other	1,409	1,486
Gross deferred tax assets	11,828	11,298
Less: valuation allowance	912	795
Net deferred tax assets	$10,916	$10,503

Deferred Tax Liabilities

($ in millions)

At December 31:	2011	2010
Leases	$2,149	$1,950
Depreciation	1,421	1,223
Goodwill and intangible assets	796	909
Retirement benefits	551	338
Software development costs	466	638
Other	1,121	1,114
Gross deferred tax liabilities	$6,504	$6,172

For income tax return purposes, the company has foreign and domestic loss carryforwards, the tax effect of which is $791 million, as well as domestic and foreign credit carryforwards of $875 million. Substantially all of these carryforwards are available for at least two years or are available for 10 years or more.

The valuation allowance at December 31, 2011 principally applies to certain foreign, state and local loss carryforwards that, in the opinion of management, are more likely than not to expire unutilized. However, to the extent that tax benefits related to these carryforwards are realized in the future, the reduction in the valuation allowance will reduce income tax expense.

The amount of unrecognized tax benefits at December 31, 2011 increased by $282 million in 2011 to $5,575 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in millions)

	2011	2010	2009
Balance at January 1	$5,293	$4,790	$3,898
Additions based on tax positions related to the current year	672	1,054	554
Additions for tax positions of prior years	379	1,768	634
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(538)	(1,659)	(277)
Settlements	(231)	(660)	(19)
Balance at December 31	$5,575	$5,293	$4,790

The additions to unrecognized tax benefits related to the current and prior years are primarily attributable to non-U.S. issues, certain tax incentives and credits, acquisition-related matters and state issues. The settlements and reductions to unrecognized tax benefits for tax positions of prior years are primarily related to non-U.S. audits and to the conclusion of the IRS examination of the company’s income tax returns for 2004 through 2007, related to the valuation of certain intellectual property, as well as impacts due to lapses in statutes of limitation.

In April 2010, the company appealed the determination of a non-U.S. taxing authority with respect to certain foreign tax losses. The tax benefit of these losses, approximately $1,475 million, had been included in unrecognized tax benefits within 2010 additions for tax positions of prior years. The tax benefit of these losses total $1,557 million as of December 31, 2011. The increase was driven by currency and has been included in the 2011 additions for tax positions of prior years. In April 2011, the company received notification that the appeal had been denied. In June 2011, the company filed a lawsuit challenging this decision. No final determination has been reached on this matter.

The liability at December 31, 2011 of $5,575 million can be reduced by $485 million of offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments. The net amount of $5,090 million, if recognized, would favorably affect the company’s effective tax rate. The net amounts at December 31, 2010 and 2009 were $4,849 million and $4,213 million, respectively.

Interest and penalties related to income tax liabilities are included in income tax expense. During the year ended December 31, 2011, the company recognized $129 million in interest expense and penalties; in 2010, the company recognized a $15 million benefit in interest expense and penalties, and in 2009, the company recognized $193 million in interest expense and penalties. The company has $461 million for the payment of interest and penalties accrued at December 31, 2011 and had $374 million accrued at December 31, 2010.

Within the next 12 months, the company believes it is reasonably possible that the total amount of unrecognized tax benefits associated with certain positions may be reduced. The company expects that certain foreign and state issues may be concluded in the next 12 months. The company estimates that the unrecognized tax benefits at December 31, 2011 could be reduced by $138 million.

With limited exception, the company is no longer subject to U.S. federal, state and local or non-U.S. income tax audits by taxing authorities for years through 2007. The years subsequent to 2007 contain matters that could be subject to differing interpretations of applicable tax laws and regulations as it relates to the amount and/ or timing of income, deductions and tax credits. Although the outcome of tax audits is always uncertain, the company believes that adequate amounts of tax and interest have been provided for any adjustments that are expected to result for these years.

The company has not provided deferred taxes on $37.9 billion of undistributed earnings of non-U.S. subsidiaries at December 31, 2011, as it is the company’s policy to indefinitely reinvest these earnings in non-U.S. operations. However, the company periodically repatriates a portion of these earnings to the extent that it does not incur an additional U.S. tax liability. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.